FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$ (435,423)	$ 1,616,042	$ 2,462,652
FINANCING ACTIVITIES
Proceeds from bank borrowings		140,000	178,752
Repayment of bank borrowings		(140,000)	(178,752)
Proceeds from options exercised	57	4	995
Payments for repurchase of common shares	(5,003)	(485,931)	(124,929)
Net cash provided by (used in) financing activities	(47,356)	(795,398)	1,472,091
Net increase (decrease) in cash, cash equivalents and restricted cash	(2,009,607)	(472,395)	2,796,385
Cash, cash equivalents and restricted cash at the beginning of the year	3,047,956	3,520,351	723,966
Cash, cash equivalents and restricted cash at the end of the year	1,038,349	3,047,956	3,520,351
Parent Company
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	85,681	702,391	124,048
FINANCING ACTIVITIES
Proceeds from bank borrowings		140,000
Repayment of bank borrowings		(140,000)
Proceeds from options exercised	57	4	995
Payments for repurchase of common shares	(5,003)	(485,931)	(124,929)
Net cash provided by (used in) financing activities	(4,946)	(485,927)	(123,934)
Net increase (decrease) in cash, cash equivalents and restricted cash	80,735	216,464	114
Cash, cash equivalents and restricted cash at the beginning of the year	218,841	2,377	2,263
Cash, cash equivalents and restricted cash at the end of the year	$ 299,576	$ 218,841	$ 2,377